Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2018	Jun. 30, 2017	Nov. 30, 2014	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 01, 2017	Dec. 31, 2013
Commitments and Contingencies (Textual)
Rent expense				$ 95,000	$ 95,000	$ 132,000	$ 138,000
Maturity date	Jul. 31, 2019
CNG purchase				$ 545,000		$ 545,000
Operating lease, description				Titan entered into an operating lease agreement which expires in February 2019, with an option to extend to February 2024. In November 2014, the lease was amended to add El Toro as a co-lessee. The monthly payments range from $10,000 to $11,604. The lease calls for rent increases over the term of the lease. The Company records rent expense on a straight-line basis using average rent for the term of the lease.
Lease contract term, description						The property for the EAF Fort Worth station from a third-party under a lease agreement with an initial 10-year term expiring December 2023.
Percentage of note bears interest									12.50%
Monthly rental payments range, description				Thunder Ridge leases equipment and vehicles under monthly and non-cancelable operating leases. Payments on these leases range between $50 and $3,000 and mature between 2018 and August 2023.
Total lease expense				$ 739,000
Evo Inc [Member]
Commitments and Contingencies (Textual)
Lease contract term, description						The terms of oral leases for one-time payments of $1.00.
Percentage of note bears interest									70.00%
Jurupa Valley [Member]
Commitments and Contingencies (Textual)
Lease contract term, description						The terms of a month-to-month oral lease for a one-time payment of $1.00.
Promissory Note [Member]
Commitments and Contingencies (Textual)
Amount of lease property						$ 4,000,000
Senior Promissory Note [Member]
Commitments and Contingencies (Textual)
Amount of lease property						$ 3,800,000
El Toro [Member]
Commitments and Contingencies (Textual)
Monthly rental payments range, description			The monthly payments range from $10,000 to $11,604.
Minnesota [Member]
Commitments and Contingencies (Textual)
Monthly rental payments		$ 977
SCAQMD [Member]
Commitments and Contingencies (Textual)
Grant amount										$ 150,000
Maturity date								Aug. 31, 2020
Amount of lease property								$ 1
Operating lease, description								Within 180 days from the contract execution, Diamond Bar, using its best efforts, shall sell any surplus assets and provide SCAQMD with 90% of the net proceeds, as defined. To date Diamond Bar has not had any surplus assets to sell.
Lease contract term, description								The contract ends December 31, 2020. SCAQMD can extend the contract for a period not to exceed five years starting January 1, 2021 at no additional cost. Either party may terminate the contract with sixty days' notice.
Texas Commission [Member]
Commitments and Contingencies (Textual)
Grant amount							$ 400,000
California Energy Commission [Member]
Commitments and Contingencies (Textual)
Grant amount										$ 300,000